Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayments on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,460,296	$ 3,576,187
Prepayments and additions during the period, net	2,251,405	1,418,813
Interest paid and capitalized during the period, net	145,970	122,467
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,584,905)	(1,657,171)
Prepayments on flight equipment at end of period	$ 4,272,766	$ 3,460,296